Statement of Operations (Unaudited) (USD $)	3 Months Ended	5 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Revenue	$ 50,000	$ 50,000
Operating expenses
Consulting fees	550	25,550
General and administrative	51,900	58,716
Payroll	65,795	85,277
Professional fees	24,157	38,907
Transfer agent fee	220	220
Total operating expenses	142,622	208,670
Loss from operations	(92,622)	(158,670)
Other expense
Loss on change in fair value of derivative liabilities	(141,853)	(387,138)
Interest expense	(5,657)	(11,828)
Total other expense	(147,510)	(398,966)
Net loss	$ (240,132)	$ (557,636)
Weighted average shares outstanding (in Shares)	125,500,000